Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Reconciliation of Revenue from Segments to Consolidated
Revenue from contracts with customers consist of the following (in millions):

	Years Ended December 31,
	2019	2018
Revenue (1)
Construction	$713.3	$716.4
Energy	39.0	20.7
Telecommunications	696.1	793.6
Broadcasting	41.8	45.4
Other	—	3.7
Total revenue	$1,490.2	$1,579.8
(1) The Insurance segment does not have revenues in scope of ASC 606.

Schedule of Accounts Receivable
Accounts receivables, net from contracts with customers consist of the following (in millions):

	December 31,
	2019	2018
Accounts receivables with customers
Construction	$199.2	$196.6
Energy	31.1	3.3
Telecommunications	51.9	117.6
Broadcasting	8.5	9.2
Total accounts receivables with customers	$290.7	$326.7
Accounts receivable, net consist of the following (in millions):

	December 31,
	2019	2018
Contracts in progress	$177.7	$134.4
Trade receivables	60.6	127.5
Unbilled retentions	53.9	65.6
Other receivables	21.1	4.1
Allowance for doubtful accounts	(1.5)	(0.8)
Total accounts receivable, net	$311.8	$330.8

Disaggregation of Revenue
The following table disaggregates DBMG's revenue by market (in millions):

	Years Ended December 31,
	2019	2018
Commercial	$205.4	$253.4
Convention	77.4	155.8
Healthcare	49.5	105.0
Industrial	238.0	79.5
Transportation	64.8	53.0
Other	77.8	69.5
Total revenue from contracts with customers	712.9	716.2
Other revenue	0.4	0.2
Total Construction segment revenue	$713.3	$716.4
The following table disaggregates ANG's revenue by type (in millions):

	Years Ended December 31,
	2019	2018
Volume-related	$27.5	$16.5
Maintenance services	0.1	0.1
Total revenue from contracts with customers	27.6	16.6
RNG incentives	0.5	1.3
Alternative fuel tax credit	10.6	2.6
Other revenue	0.3	0.2
Total Energy segment revenue	$39.0	$20.7
ICS's revenues are predominantly derived from wholesale of international long distance minutes (in millions):

	Years Ended December 31,
	2019	2018
Termination of long distance minutes	$696.1	$793.6
Total revenue from contracts with customers	696.1	793.6
Other revenue	—	—
Total Telecommunications segment revenue	$696.1	$793.6
The following table disaggregates the Broadcasting segment's revenue by type (in millions):

	Years Ended December 31,
	2019	2018
Network advertising	$22.7	$28.2
Broadcast station	11.9	10.8
Network distribution	4.9	4.8
Other	2.3	1.6
Total revenue from contracts with customers	41.8	45.4
Other revenue	—	—
Total Broadcasting segment revenue	$41.8	$45.4

Contract with Customer, Asset and Liability	Contract assets and contract liabilities consisted of the following (in millions):

	December 31,
	2019	2018
Contract assets	$50.6	$69.0
Contract liabilities	$(50.6)	$(62.0)

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
The transaction price allocated to remaining unsatisfied performance obligations consisted of the following (in millions):

	Within one year	Within five years	Total
Commercial	$174.9	$12.7	$187.6
Convention	6.9	—	6.9
Healthcare	20.8	—	20.8
Industrial	107.8	0.1	107.9
Transportation	76.2	—	76.2
Other	62.3	—	62.3
Remaining unsatisfied performance obligations	$448.9	$12.8	$461.7
DBMG includes an additional $36.0 million in its backlog that is not included in the remaining unsatisfied performance obligations noted above. This backlog represents commitments under master service agreements that are estimated amounts of work to be performed based on customer communications, historic experience and knowledge of our customers' intentions.